Accounts Receivable, Net	6 Months Ended
Jun. 30, 2021
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2020 and June 30, 2021, accounts receivable consisted of the following:

	December 31, 2020	June 30, 2021

Accounts receivable - gross	$81,996	$116,907
Allowance for doubtful accounts	(886)	(1,156)
Accounts receivables, net	$81,110	$115,751

The Company accrued allowances of $289 and $270 for the six months ended June 30, 2020 and 2021.